WARRANT LIABILITIES (Detail) - Schedule of Fair Value of Derivative Liabilities - USD ($)	12 Months Ended
	Apr. 30, 2017	Apr. 30, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Balance, April 30, 2015/2016	$ 326,595	$ 1,128,841
Bonus warrants issuable pursuant to Promissory Notes	70,525	176,493
Reallocation on exercise of warrants	(108,784)
Change in fair value of warrant derivatives	454,247	(978,739)
Balance, April 30, 2016/2017	$ 742,583	$ 326,595